UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080

Signature, Place and Date of Signing:


/s/ Charles H. Witmer               New York, NY            August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:        10

Form 13F Information Table Value Total:  $344,836
                                         (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
---  --------------------     ----

(1)  028-10559                Eagle Capital Partners, LP

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7          COLUMN 8

                                                           VALUE     SHRS/     SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS   SOLE SHARED    NONE
BERKSHIRE HATHAWAY INC DEL      Cl A          084670108    25,946          237 SH         DEFINED       (1)               237
CHAPARRAL STEEL CO DEL          COM           159423102       819       11,400 SH         DEFINED       (1)            11,400
COMCAST CORP NEW                Cl A SPL      20030N200    38,660    1,382,700 SH         DEFINED       (1)         1,382,700
CROWN HOLDINGS INC              COM           228368106    31,505    1,261,700 SH         DEFINED       (1)         1,261,700
KAISER ALUMINUM CORP            COM $0.01     483007704    55,323      759,100 SH         DEFINED       (1)           759,100
LIVE NATION INC                 COM           538034109    21,133      944,300 SH         DEFINED       (1)           944,300
MEDIA GEN INC                   Cl A          584404107    29,537      887,800 SH         DEFINED       (1)           887,800
TEXAS INDS INC                  COM           882491103    62,830      801,300 SH         DEFINED       (1)           801,300
USA MOBILITY INC                COM           90341G103    27,820    1,039,614 SH         DEFINED       (1)         1,039,614
WHIRLPOOL CORP                  COM           963320106    51,263      461,000 SH         DEFINED       (1)           461,000

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